Accounting Policies (Details) - Schedule of basic and diluted loss per ordinary share		3 Months Ended		9 Months Ended			12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2022 GBP (£) shares	Sep. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 GBP (£) shares	Dec. 31, 2020 GBP (£)
Numerator: Net income (loss) allocable to Class A ordinary shares subject to possible redemption
Net (loss) income | £					£ 644,775			£ 4,309,335	£ 2,384,573
Cartesian Growth Corp [Member]
Numerator: Net income (loss) allocable to Class A ordinary shares subject to possible redemption
Net (loss) income	$ (7,948)	$ 8,215,430	$ (5,863,746)	$ 17,877,195		$ (1,519,632)	$ (1,035,380)
Less: Allocation of income (loss) to Class B ordinary shares		1,643,086	(1,172,749)	3,575,439		(357,271)	(232,904)
Proportionate share of net income (loss)	(7,948)	1,643,086	(1,172,749)	3,575,439		(357,271)	(802,476)
Numerator: Net (loss) income allocable to Class B ordinary shares
Net (loss) income		8,215,430	(5,863,746)	17,877,195		(1,519,632)
Net income (loss)	(7,948)	8,215,430	(5,863,746)	17,877,195		(1,519,632)	(1,035,380)
Less: Allocation of net income (loss)to Class A ordinary shares subject to possible redemption	$ (7,948)	6,572,344	(4,690,997)	14,301,756		(1,162,361)	(802,476)
Proportionate share of net (loss) income		$ 6,572,344	$ (4,690,997)	$ 14,301,756		$ (1,162,361)
Proportionate share of net (loss) income							$ (232,904)
Weighted average ordinary shares [Abstract]
Weighted average shares outstanding, basic | shares							8,449,315	8,449,315
Weighted average shares outstanding, diluted | shares							8,449,315	8,449,315
Common Class A [Member] | Cartesian Growth Corp [Member]
Weighted average ordinary shares [Abstract]
Weighted average shares outstanding, basic | shares		34,500,000	34,500,000	34,500,000	34,500,000	27,296,703	29,112,329	29,112,329
Weighted average shares outstanding, diluted | shares		34,500,000	34,500,000	34,500,000	34,500,000	27,296,703	29,112,329	29,112,329
Net (loss) income per share, basic | $ / shares	$ 0	$ 0.19	$ (0.14)	$ 0.41		$ (0.04)	$ (0.03)
Net (loss) income per share, diluted | $ / shares	0	$ 0.19	$ (0.14)	$ 0.41		$ (0.04)	$ (0.03)
Common Class B [Member] | Cartesian Growth Corp [Member]
Weighted average ordinary shares [Abstract]
Weighted average shares outstanding, basic | shares		8,625,000	8,625,000	8,625,000	8,625,000	8,390,110	8,449,315	8,449,315
Weighted average shares outstanding, diluted | shares		8,625,000	8,625,000	8,625,000	8,625,000	8,390,110	8,449,315	8,449,315
Net (loss) income per share, basic | $ / shares	0	$ 0.19	$ (0.14)	$ 0.41		$ (0.04)	$ (0.03)
Net (loss) income per share, diluted | $ / shares	$ 0	$ 0.19	$ (0.14)	$ 0.41		$ (0.04)	$ (0.03)